Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
REVENUES
Advertising and hardware revenues	$ 8,870	$ 51,541	$ 84,810	$ 209,461
Service related revenues - related party	49,842	1,118,925	4,929,346	365,068
TOTAL REVENUES	58,712	1,170,466	5,014,156	574,529
COST OF REVENUES	56,027	919,952	4,488,001	309,103
GROSS PROFIT	2,685	250,514	526,155	265,426
EXPENSES
General and administrative	822,809	298,196	2,153,432	961,339
Research and development	150,132	32,069	311,798	127,001
TOTAL EXPENSES	972,941	330,265	2,465,230	1,088,340
LOSS FROM OPERATIONS	(970,256)	(79,751)	(1,939,075)	(822,914)
OTHER INCOME (EXPENSE)
Derivative liability expense - insufficient shares		(85,960)	(85,960)
Change in fair value of derivative liability	59,857		18,868	152,253
Gain on forgiveness of debt		597,312	597,312	73,562
Loss on debt extinguishment			345,133
Amortization of debt and warrant discount and financing costs	(458,855)		(913,544)	(18,668)
Other income (expense)		2,876	2,053	124,788
Interest expense	(254,273)	(352,304)	(1,017,236)	(352,791)
TOTAL OTHER (EXPENSE) INCOME	(653,271)	161,924	(4,263,741)	(20,856)
(LOSS) INCOME BEFORE INCOME TAXES	(1,623,527)	82,173	(6,202,816)	(843,770)
Income tax expense
NET (LOSS) INCOME	$ (1,623,527)	$ 82,173	$ (6,202,816)	$ (843,770)
NET (LOSS) INCOME PER COMMON SHARE
Basic and diluted	$ (0.02)	$ 0.00	$ (0.08)	$ (0.01)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING
Basic and diluted	93,155,328	76,870,332	80,098,932	72,656,317